EARNINGS (LOSS) PER SHARE (EPS) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
EARNINGS (LOSS) PER SHARE (EPS)
Loss for periods used to calculate basic and diluted EPS | $	$ (28,139)	$ (22,435)	$ (45,694)
Weighted average number of ordinary shares outstanding during the period used in calculation of basic EPS	523,652,216	125,133,866	87,058,290
Weighted average number of ordinary shares outstanding during the period used in calculation of diluted EPS	523,652,216	125,133,866	87,058,290
Ratio	0.1